Reportable Segments and Geographic Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment, Geographic Information [Abstract]
Revenues	$ 514,584	$ 474,736	$ 461,035
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Segment, Geographic Information [Abstract]
Customer contributed, Percentage	10.00%	10.00%	10.00%
United States [Member]
Segment, Geographic Information [Abstract]
Revenues	$ 210,507	$ 195,916	$ 186,909
United States [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Segment, Geographic Information [Abstract]
Customer contributed, Percentage	20.00%
UK [Member]
Segment, Geographic Information [Abstract]
Revenues	$ 77,219	$ 64,380	$ 63,738